Distribution Date:	11/15/21	GS Mortgage Securities Trust 2020-GC47
Determination Date:	11/08/21
Next Distribution Date:	12/14/21
Record Date:	10/29/21	Commercial Mortgage Pass-Through Certificates
Series 2020-GC47

Table of Contents
Section	Pages	Role	Party and Contact Information	Contacts
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Leah Nivison	(212) 902-1000
Certificate Interest Reconciliation Detail	4		200 West Street, | New York, NY 10282
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	KeyBank National Association
Current Mortgage Loan and Property Stratification	8-12		Alan Williams	(913) 317-4103	keybank_notices@keybank.com
Mortgage Loan Detail (Part 1)	13-14		11501 Outlook Street, Suite 300, | Overland Park, KS 66211
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue,40th Floor | New York, NY 10016
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road, | Columbia, MD 21045
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		General Contact	(302) 636-4140
			1100 North Market St., | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	36258RAY9	1.358600%	3,688,000.00	3,230,672.51	26,505.59	3,657.66	0.00	0.00	30,163.25	3,204,166.92	30.02%	30.00%
A-4	36258RAZ6	2.124500%	190,000,000.00	190,000,000.00	0.00	336,379.17	0.00	0.00	336,379.17	190,000,000.00	30.02%	30.00%
A-5	36258RBA0	2.377200%	310,694,000.00	310,694,000.00	0.00	615,484.81	0.00	0.00	615,484.81	310,694,000.00	30.02%	30.00%
A-AB	36258RBB8	2.316100%	8,900,000.00	8,900,000.00	0.00	17,177.74	0.00	0.00	17,177.74	8,900,000.00	30.02%	30.00%
A-S	36258RBE2	2.731300%	60,494,000.00	60,494,000.00	0.00	137,689.39	0.00	0.00	137,689.39	60,494,000.00	21.76%	21.75%
B	36258RBF9	3.570217%	35,746,000.00	35,746,000.00	0.00	106,350.81	0.00	0.00	106,350.81	35,746,000.00	16.89%	16.88%
C	36258RBG7	3.570217%	32,997,000.00	32,997,000.00	0.00	98,172.04	0.00	0.00	98,172.04	32,997,000.00	12.38%	12.38%
D	36258RAA1	3.570217%	22,914,000.00	22,914,000.00	0.00	68,173.29	0.00	0.00	68,173.29	22,914,000.00	9.26%	9.25%
E	36258RAE3	2.570217%	17,415,000.00	17,415,000.00	0.00	37,300.27	0.00	0.00	37,300.27	17,415,000.00	6.88%	6.88%
F	36258RAJ2	2.570217%	13,749,000.00	13,749,000.00	0.00	29,448.26	0.00	0.00	29,448.26	13,749,000.00	5.00%	5.00%
G	36258RAN3	2.570217%	7,332,000.00	7,332,000.00	0.00	15,704.03	0.00	0.00	15,704.03	7,332,000.00	4.00%	4.00%
H*	36258RAS2	3.570217%	29,331,281.00	29,331,281.00	0.00	87,265.86	0.00	0.00	87,265.86	29,331,281.00	0.00%	0.00%
RR	36258RAX1	3.570217%	13,027,646.00	13,019,520.78	470.92	38,735.43	0.00	0.00	39,206.35	13,019,049.86	0.00%	0.00%
Certificate
s
RR	N/A	3.570217%	25,565,001.00	25,549,056.35	924.11	76,013.06	0.00	0.00	76,937.17	25,548,132.24	0.00%	0.00%
Interest
R	36258RAU7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			771,852,928.00	771,371,530.64	27,900.62	1,667,551.82	0.00	0.00	1,695,452.44	771,343,630.02

Notional Certificates
X-A	36258RBC6	1.246088%	573,776,000.00	573,318,672.51	0.00	595,337.92	0.00	0.00	595,337.92	573,292,166.92
X-E	36258RAG8	1.000000%	17,415,000.00	17,415,000.00	0.00	14,512.50	0.00	0.00	14,512.50	17,415,000.00
X-F	36258RAL7	1.000000%	13,749,000.00	13,749,000.00	0.00	11,457.50	0.00	0.00	11,457.50	13,749,000.00
X-G	36258RAQ6	1.000000%	7,332,000.00	7,332,000.00	0.00	6,110.00	0.00	0.00	6,110.00	7,332,000.00
Notional SubTotal			612,272,000.00	611,814,672.51	0.00	627,417.92	0.00	0.00	627,417.92	611,788,166.92

Deal Distribution Total					27,900.62	2,294,969.74	0.00	0.00	2,322,870.36

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36258RAY9	875.99579989	7.18698210	0.99177332	0.00000000	0.00000000	0.00000000	0.00000000	8.17875542	868.80881779
A-4	36258RAZ6	1,000.00000000	0.00000000	1.77041668	0.00000000	0.00000000	0.00000000	0.00000000	1.77041668	1,000.00000000
A-5	36258RBA0	1,000.00000000	0.00000000	1.98099999	0.00000000	0.00000000	0.00000000	0.00000000	1.98099999	1,000.00000000
A-AB	36258RBB8	1,000.00000000	0.00000000	1.93008315	0.00000000	0.00000000	0.00000000	0.00000000	1.93008315	1,000.00000000
A-S	36258RBE2	1,000.00000000	0.00000000	2.27608341	0.00000000	0.00000000	0.00000000	0.00000000	2.27608341	1,000.00000000
B	36258RBF9	1,000.00000000	0.00000000	2.97518072	0.00000000	0.00000000	0.00000000	0.00000000	2.97518072	1,000.00000000
C	36258RBG7	1,000.00000000	0.00000000	2.97518077	0.00000000	0.00000000	0.00000000	0.00000000	2.97518077	1,000.00000000
D	36258RAA1	1,000.00000000	0.00000000	2.97518068	0.00000000	0.00000000	0.00000000	0.00000000	2.97518068	1,000.00000000
E	36258RAE3	1,000.00000000	0.00000000	2.14184726	0.00000000	0.00000000	0.00000000	0.00000000	2.14184726	1,000.00000000
F	36258RAJ2	1,000.00000000	0.00000000	2.14184741	0.00000000	0.00000000	0.00000000	0.00000000	2.14184741	1,000.00000000
G	36258RAN3	1,000.00000000	0.00000000	2.14184806	0.00000000	0.00000000	0.00000000	0.00000000	2.14184806	1,000.00000000
H	36258RAS2	1,000.00000000	0.00000000	2.97518066	0.00000000	0.01569860	0.00000000	0.00000000	2.97518066	1,000.00000000
RR Certificates	36258RAX1	999.37630943	0.03614774	2.97332534	0.00000000	0.00062636	0.00000000	0.00000000	3.00947309	999.34016168
RR Interest	N/A	999.37630943	0.03614747	2.97332513	0.00000000	0.00062859	0.00000000	0.00000000	3.00947260	999.34016197
R	36258RAU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36258RBC6	999.20295117	0.00000000	1.03757899	0.00000000	0.00000000	0.00000000	0.00000000	1.03757899	999.15675616
X-E	36258RAG8	1,000.00000000	0.00000000	0.83333333	0.00000000	0.00000000	0.00000000	0.00000000	0.83333333	1,000.00000000
X-F	36258RAL7	1,000.00000000	0.00000000	0.83333333	0.00000000	0.00000000	0.00000000	0.00000000	0.83333333	1,000.00000000
X-G	36258RAQ6	1,000.00000000	0.00000000	0.83333333	0.00000000	0.00000000	0.00000000	0.00000000	0.83333333	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	10/01/21 - 10/30/21	30	0.00	3,657.66	0.00	3,657.66	0.00	0.00	0.00	3,657.66	0.00
A-4	10/01/21 - 10/30/21	30	0.00	336,379.17	0.00	336,379.17	0.00	0.00	0.00	336,379.17	0.00
A-5	10/01/21 - 10/30/21	30	0.00	615,484.81	0.00	615,484.81	0.00	0.00	0.00	615,484.81	0.00
A-AB	10/01/21 - 10/30/21	30	0.00	17,177.74	0.00	17,177.74	0.00	0.00	0.00	17,177.74	0.00
X-A	10/01/21 - 10/30/21	30	0.00	595,337.92	0.00	595,337.92	0.00	0.00	0.00	595,337.92	0.00
A-S	10/01/21 - 10/30/21	30	0.00	137,689.39	0.00	137,689.39	0.00	0.00	0.00	137,689.39	0.00
B	10/01/21 - 10/30/21	30	0.00	106,350.81	0.00	106,350.81	0.00	0.00	0.00	106,350.81	0.00
C	10/01/21 - 10/30/21	30	0.00	98,172.04	0.00	98,172.04	0.00	0.00	0.00	98,172.04	0.00
D	10/01/21 - 10/30/21	30	0.00	68,173.29	0.00	68,173.29	0.00	0.00	0.00	68,173.29	0.00
E	10/01/21 - 10/30/21	30	0.00	37,300.27	0.00	37,300.27	0.00	0.00	0.00	37,300.27	0.00
X-E	10/01/21 - 10/30/21	30	0.00	14,512.50	0.00	14,512.50	0.00	0.00	0.00	14,512.50	0.00
F	10/01/21 - 10/30/21	30	0.00	29,448.26	0.00	29,448.26	0.00	0.00	0.00	29,448.26	0.00
X-F	10/01/21 - 10/30/21	30	0.00	11,457.50	0.00	11,457.50	0.00	0.00	0.00	11,457.50	0.00
G	10/01/21 - 10/30/21	30	0.00	15,704.03	0.00	15,704.03	0.00	0.00	0.00	15,704.03	0.00
X-G	10/01/21 - 10/30/21	30	0.00	6,110.00	0.00	6,110.00	0.00	0.00	0.00	6,110.00	0.00
H	10/01/21 - 10/30/21	30	459.10	87,265.86	0.00	87,265.86	0.00	0.00	0.00	87,265.86	460.46
RR
	10/01/21 - 10/30/21	30	8.14	38,735.43	0.00	38,735.43	0.00	0.00	0.00	38,735.43	8.16
Certificates
RR Interest	10/01/21 - 10/30/21	30	16.02	76,013.06	0.00	76,013.06	0.00	0.00	0.00	76,013.06	16.07
Totals			483.26	2,294,969.74	0.00	2,294,969.74	0.00	0.00	0.00	2,294,969.74	484.69

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	Additional Information

Total Available Distribution Amount (1)	2,322,870.36
Non-VRR Available Funds	2,206,726.84
VRR Available Funds	116,143.52
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,307,981.98	Master Servicing Fee	4,669.41
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,126.53
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	332.12
ARD Interest	0.00	Operating Advisor Fee	1,381.61
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	212.56
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,307,981.98	Total Fees	13,012.22

Principal		Expenses/Reimbursements
Scheduled Principal	27,900.62	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	27,900.62	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,294,969.74
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	27,900.62
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,322,870.36
Total Funds Collected	2,335,882.60	Total Funds Distributed	2,335,882.58

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	771,371,531.00	771,371,531.00	Beginning Certificate Balance	771,371,530.64
(-) Scheduled Principal Collections	27,900.62	27,900.62	(-) Principal Distributions	27,900.62
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	771,343,630.38	771,343,630.38	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	771,371,531.00	771,371,531.00	Ending Certificate Balance	771,343,630.02
Ending Actual Collateral Balance	771,343,630.38	771,343,630.38

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.36)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.36)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.57%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹

Scheduled	# Of	Scheduled	% Of	WAM²	WAC	Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of	WAM²	WAC	Weighted Avg
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$10,000,000 or less	13	86,449,857.75	11.21%	99	3.6791	2.297370	1.30 or less	3	98,600,000.00	12.78%	100	3.6376	1.026635
$10,000,001 to $20,000,000	11	185,976,272.63	24.11%	98	3.7703	2.379800	1.31 to 1.50	1	16,126,272.63	2.09%	102	4.6500	1.464200
$20,000,001 to $30,000,000	4	111,100,000.00	14.40%	99	3.5675	7.027287	1.51 to 2.00	6	70,100,000.00	9.09%	99	4.0195	1.721240
$30,000,001 to $40,000,000	2	71,662,500.00	9.29%	100	3.6587	2.208444	2.01 to 2.50	12	255,217,357.75	33.09%	99	3.5595	2.263431
$40,000,001 to $50,000,000	3	145,000,000.00	18.80%	99	2.8590	2.870921	2.51 to 3.00	7	121,950,000.00	15.81%	99	3.3549	2.848865
$50,000,001 to $60,000,000	3	171,155,000.00	22.19%	100	3.4342	2.321641	3.01 to 4.00	6	179,350,000.00	23.25%	100	3.0193	3.465607
$60,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	4.01 or greater	1	30,000,000.00	3.89%	97	3.5200	20.056400
Totals	36	771,343,630.38	100.00%	99	3.4746	3.103457	Totals	36	771,343,630.38	100.00%	99	3.4746	3.103457
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

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			Current Mortgage Loan and Property Stratification

			State³						Property Type³

State	# Of	Scheduled	% Of	WAM²	WAC	Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type	Properties	Balance	Agg. Bal	WAM²	WAC	DSCR¹
										.

Alabama	1	1,898,675.11	0.25%	98	3.9550	1.909000
							Industrial	12	68,594,164.74	8.89%	99	3.6031	2.461257
California	12	213,610,835.25	27.69%	100	3.2501	2.125665
							Mixed Use	5	222,700,000.00	28.87%	99	3.4525	2.513272
Colorado	2	6,600,000.00	0.86%	101	3.2200	3.628600
							Multi-Family	12	198,226,130.38	25.70%	99	3.8879	6.359784
Florida	2	11,900,000.00	1.54%	101	3.2200	3.628600
							Office	10	288,573,335.25	37.41%	99	3.1274	2.478265
Illinois	10	57,013,563.36	7.39%	100	3.5952	2.375957
							Retail	8	32,200,000.00	4.17%	98	4.0188	2.146194
Indiana	1	1,570,927.42	0.20%	98	3.9550	1.909000
							Self Storage	13	60,000,000.00	7.78%	101	3.2200	3.628600
Kentucky	1	3,260,522.20	0.42%	98	3.9550	1.909000
							Totals	60	771,343,630.38	100.00%	99	3.4746	3.103457
Michigan	2	11,999,857.75	1.56%	99	3.8825	2.258801

Minnesota	1	17,200,000.00	2.23%	100	4.4600	1.561000

Mississippi	1	3,865,159.63	0.50%	98	3.9550	1.909000

Nevada	1	12,400,000.00	1.61%	101	3.2200	3.628600

New York	9	396,800,000.00	51.44%	98	3.3683	4.830133

North Carolina	1	3,187,061.66	0.41%	98	3.9550	1.909000

Ohio	7	89,206,426.61	11.57%	100	3.9935	1.989934

Pennsylvania	1	7,580,601.38	0.98%	96	3.3790	3.130000

Texas	7	28,200,000.00	3.66%	100	3.5560	2.900716

Washington	1	4,000,000.00	0.52%	99	4.1400	2.409700

Totals	60	771,343,630.38	100.00%	99	3.4746	3.103457

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning

	Note Rate	# Of	Scheduled	% Of	WAM²	WAC	Weighted Avg	Seasoning	# Of	Scheduled	% Of	WAM²	WAC	Weighted Avg
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.000% or less	4	125,000,000.00	16.21%	99	2.7668	2.904748	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.001% to 3.500%	13	319,962,500.00	41.48%	99	3.3559	2.634878	13 months or greater	36	771,343,630.38	100.00%	99	3.4746	3.103457
	3.501% to 3.750%	8	176,955,000.00	22.94%	99	3.6261	5.117764	Totals	36	771,343,630.38	100.00%	99	3.4746	3.103457
	3.751% to 4.000%	5	73,499,857.75	9.53%	99	3.8604	2.154117
	4.001% to 4.250%	3	24,600,000.00	3.19%	99	4.1744	1.731339
	4.251% or greater	3	51,326,272.63	6.65%	100	4.5285	1.580946
	Totals	36	771,343,630.38	100.00%	99	3.4746	3.103457
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)

	Anticipated	# Of	Scheduled	% Of	WAM²	WAC	Weighted Avg	Remaining	# Of	Scheduled	% Of	WAM²	WAC	Weighted Avg
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	117 months or less	36	771,343,630.38	100.00%	99	3.4746	3.103457	Interest Only	26	663,817,500.00	86.06%	99	3.3529	3.296310
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	357 months or less	10	107,526,130.38	13.94%	100	4.2262	1.912871
	Totals	36	771,343,630.38	100.00%	99	3.4746	3.103457	358 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	36	771,343,630.38	100.00%	99	3.4746	3.103457
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)

	Age of Most	# Of	Scheduled	% Of	WAM²	WAC	Weighted Avg	Age of Most	# Of	Scheduled	% Of WAM² WAC	Weighted Avg
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		7	88,950,000.00	11.53%	98	3.3365	3.087965				None
	12 months or less	29	682,393,630.38	88.47%	100	3.4926	3.105477
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	36	771,343,630.38	100.00%	99	3.4746	3.103457
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	323501001	OF	New York	NY	Actual/360	2.990%	115,862.50	0.00	0.00	N/A	12/06/29	--	45,000,000.00	45,000,000.00	11/06/21
1A	323501101	OF	New York	NY	Actual/360	2.990%	51,494.44	0.00	0.00	N/A	12/06/29	--	20,000,000.00	20,000,000.00	11/06/21
2	301271819	OF	Sunnyvale	CA	Actual/360	3.490%	180,316.67	0.00	0.00	N/A	02/06/30	--	60,000,000.00	60,000,000.00	11/06/21
2A	301271823	OF	Sunnyvale	CA	Actual/360	3.490%	15,026.39	0.00	0.00	N/A	02/06/30	--	5,000,000.00	5,000,000.00	11/06/21
3	323501003	MU	New York	NY	Actual/360	3.160%	136,055.56	0.00	0.00	N/A	03/06/30	--	50,000,000.00	50,000,000.00	11/06/21
3A	323501103	MU	New York	NY	Actual/360	3.160%	34,013.89	0.00	0.00	N/A	03/06/30	--	12,500,000.00	12,500,000.00	11/06/21
4	323501004	SS	Various	Various	Actual/360	3.220%	166,366.67	0.00	0.00	N/A	04/06/30	--	60,000,000.00	60,000,000.00	11/06/21
5	323501005	MU	New York	NY	Actual/360	3.486%	60,036.67	0.00	0.00	N/A	12/08/29	--	20,000,000.00	20,000,000.00	11/08/21
5A	323501105	MU	New York	NY	Actual/360	3.486%	60,036.67	0.00	0.00	N/A	12/08/29	--	20,000,000.00	20,000,000.00	11/08/21
5B	323501115	MU	New York	NY	Actual/360	3.486%	19,361.82	0.00	0.00	N/A	12/08/29	--	6,450,000.00	6,450,000.00	11/08/21
5C	323511115	MU	New York	NY	Actual/360	3.486%	15,009.17	0.00	0.00	N/A	12/08/29	--	5,000,000.00	5,000,000.00	11/08/21
6	323501006	IN	Various	IL	Actual/360	3.620%	159,461.50	0.00	0.00	N/A	03/06/30	--	51,155,000.00	51,155,000.00	11/06/21
7	323501007	OF	Los Angeles	CA	Actual/360	2.440%	105,055.56	0.00	0.00	N/A	04/01/30	--	50,000,000.00	50,000,000.00	11/01/21
8	323501008	MF	New York	NY	Actual/360	3.520%	90,933.33	0.00	0.00	N/A	12/06/29	--	30,000,000.00	30,000,000.00	11/06/21
8A	323501108	MF	New York	NY	Actual/360	3.520%	60,622.22	0.00	0.00	N/A	12/06/29	--	20,000,000.00	20,000,000.00	11/06/21
9	323501009	MU	Brooklyn	NY	Actual/360	3.800%	127,616.67	0.00	0.00	N/A	03/06/30	--	39,000,000.00	39,000,000.00	11/06/21
10	323501010	OF	Cincinnati	OH	Actual/360	3.490%	98,159.89	0.00	0.00	N/A	03/06/30	--	32,662,500.00	32,662,500.00	11/06/21
11	323501011	MF	Santa Monica	CA	Actual/360	3.740%	89,209.39	0.00	0.00	N/A	04/06/30	--	27,700,000.00	27,700,000.00	11/06/21
12	323501012	OF	White Plains	NY	Actual/360	3.350%	79,618.33	0.00	0.00	N/A	03/06/30	--	27,600,000.00	27,600,000.00	11/06/21
13	323501013	MU	Roseville	CA	Actual/360	3.670%	81,535.17	0.00	0.00	N/A	03/06/30	--	25,800,000.00	25,800,000.00	11/06/21
14	323501014	MF	Washington Township	OH	Actual/360	4.485%	69,517.50	0.00	0.00	N/A	02/06/30	--	18,000,000.00	18,000,000.00	11/06/21
15	323501015	MF	Lakeville	MN	Actual/360	4.460%	66,057.56	0.00	0.00	N/A	03/06/30	--	17,200,000.00	17,200,000.00	11/06/21
16	323501016	Various Various		Various	Actual/360	3.379%	48,737.38	0.00	0.00	N/A	11/06/29	--	16,750,000.00	16,750,000.00	11/06/21
17	323501017	MF	Hudson	OH	Actual/360	4.650%	64,654.07	20,426.00	0.00	N/A	05/06/30	--	16,146,698.63	16,126,272.63	11/06/21
18	323501018	RT	Various	Various	Actual/360	3.955%	49,382.57	0.00	0.00	N/A	01/06/30	--	14,500,000.00	14,500,000.00	11/06/21
19	323501019	MF	Brooklyn	NY	Actual/360	4.190%	39,327.81	0.00	0.00	N/A	04/06/30	--	10,900,000.00	10,900,000.00	10/06/21
20	301271813	OF	San Francisco	CA	Actual/360	2.950%	25,398.47	0.00	0.00	N/A	02/06/30	--	10,000,000.00	10,000,000.00	11/06/21
21	323501021	RT	Hilliard	OH	Actual/360	4.171%	34,839.44	0.00	0.00	N/A	01/06/30	--	9,700,000.00	9,700,000.00	11/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
22	323501022	RT	Lubbock	TX	Actual/360	3.950%	27,211.11	0.00	0.00	N/A	02/06/30	--	8,000,000.00	8,000,000.00	11/06/21
23	323501023	MF	Batavia	OH	Actual/360	3.680%	25,351.11	0.00	0.00	N/A	03/06/30	--	8,000,000.00	8,000,000.00	11/06/21
24	323501024	MF	Dallas	TX	Actual/360	3.680%	25,034.22	0.00	0.00	N/A	04/06/30	--	7,900,000.00	7,900,000.00	11/06/21
25	323501025	MF	Shelby Township	MI	Actual/360	3.870%	23,327.50	0.00	0.00	N/A	02/06/30	--	7,000,000.00	7,000,000.00	11/06/21
26	323501026	MF	Brooklyn	NY	Actual/360	3.700%	20,391.11	0.00	0.00	N/A	03/06/30	--	6,400,000.00	6,400,000.00	11/06/21
27	323501027	MF	Davison	MI	Actual/360	3.900%	16,816.29	7,474.62	0.00	N/A	03/06/30	--	5,007,332.37	4,999,857.75	11/06/21
28	323501028	MF	Cincinnati	OH	Actual/360	3.450%	11,883.33	0.00	0.00	N/A	03/06/30	--	4,000,000.00	4,000,000.00	11/06/21
29	323501029	IN	Bremerton	WA	Actual/360	4.140%	14,260.00	0.00	0.00	N/A	02/06/30	--	4,000,000.00	4,000,000.00	11/06/21
Totals							2,307,981.98	27,900.62	0.00				771,371,531.00	771,343,630.38
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	71,967,263.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	35,509,421.00	14,762,465.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	48,047,165.95	25,965,783.65	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,844,298.44	3,612,889.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	51,399,839.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,007,080.00	2,294,363.25	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	48,987,830.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	24,439,280.00	10,909,557.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,159,053.11	2,480,915.90	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,959,846.80	2,335,436.20	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,185,464.00	512,822.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,268,338.00	1,842,970.37	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,121,974.82	1,691,491.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,363,528.09	709,982.35	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	24,401.25	0.00
15	874,333.00	617,402.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	12,198,529.00	6,112,413.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,366,942.00	756,353.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	4,272,851.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	534,460.06	510,698.00	10/01/20	09/30/21	--	0.00	0.00	39,280.88	39,280.88	0.00	0.00
20	41,275,970.76	27,425,072.29	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	866,238.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
22	910,737.00	643,467.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	706,709.31	352,692.05	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	644,253.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	556,202.44	324,229.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	215,057.23	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	634,003.97	338,850.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	372,163.99	156,589.51	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	427,628.00	211,056.99	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	370,901,404.60	104,782,558.17				0.00	0.00	39,280.88	39,280.88	24,401.25	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.

Distribution	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/15/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.474603%	3.455014%	99
10/15/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.474638%	3.455049%	100
09/14/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.474677%	3.455087%	101
08/13/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.474712%	3.455121%	102
07/14/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.474747%	3.455156%	103
06/14/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.474785%	3.455194%	104
05/14/21	0	0.00	0	0.00	1	10,900,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.474819%	3.455228%	105
04/14/21	0	0.00	1	10,900,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.474857%	3.455265%	106
03/12/21	0	0.00	1	10,900,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.474891%	3.455299%	107
02/12/21	1	10,900,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.474936%	3.455343%	108
01/14/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.474970%	3.455377%	109
12/14/20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.475004%	3.455410%	110
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
19	323501019	10/06/21	0	B	39,280.88	39,280.88	0.00	10,900,000.00
Totals					39,280.88	39,280.88	0.00	10,900,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		771,343,630	771,343,630	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-21	771,343,630	771,343,630	0	0	0	0
Oct-21	771,371,531	771,371,531	0	0	0	0
Sep-21	771,401,947	771,401,947	0	0	0	0
Aug-21	771,429,625	771,429,625	0	0	0	0
Jul-21	771,457,197	771,457,197	0	0	0	0
Jun-21	771,487,296	771,487,296	0	0	0	0
May-21	771,514,649	760,614,649	0	0	10,900,000	0
Apr-21	771,544,536	760,644,536	0	10,900,000	0	0
Mar-21	771,571,669	760,671,669	0	10,900,000	0	0
Feb-21	771,606,640	760,706,640	10,900,000	0	0	0
Jan-21	771,633,536	771,633,536	0	0	0	0
Dec-20	771,660,330	771,660,330	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification
							Modification	Modification
		Balance	Rate	Balance	Rate Modification	Modification Booking	Closing	Effective
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com, specifically under the “U.S. Risk Retention Special Notices” tab for the GS Mortgage Securities Trust 2020-GC47 transaction, certain information provided to the Certificate Administrator regarding each Retaining Party’s compliance with the Retention Covenant. Investors should refer to the Certificate Administrator’s website for all such information.

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